Performance B.4.3. Directors and executive management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 1,638	$ 1,488	$ 1,923
Remuneration charge (in shares)	24,737	32,358	19,483	2,876
Remuneration expense, percent shares	73.00%	71.00%	73.00%
Remuneration expense, percent cash	27.00%	29.00%	27.00%
Shares beneficially owned by the Directors	79,656	66,020
Classes of employee benefits expense:
Base salary	$ 383,000	$ 356,000	$ 358,000
Pension	6,000	4,000	4,000
Other benefits	27,000	27,000	39,000
Share based compensation(i)(ii) in respect of 2021 LTIP	17,000	24,000	27,000
Employee benefits expense	$ 503,000	$ 477,000	496,000
Shares awards vested (in shares)	453,969	364,157
Shares not yet vested (in shares)	574,234	622,567
Chairperson
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 300	$ 300	366
Shares beneficially owned by the Directors	18,634	13,427
Other members of the Board
Employee Benefits Expense [Line Items]
Remuneration charge for the Board (gross of withholding tax)	$ 1,338	$ 1,188	1,557
Shares beneficially owned by the Directors	61,022	52,593
CEO
Classes of employee benefits expense:
Base salary	$ 1,185	$ 1,173	1,167
Bonus	2,164	1,301	1,428
Pension	284	285	279
Other benefits	88	82	50
MSU	991
Termination benefits			0
Total before share based compensation	4,712	2,841	2,924
Share based compensation(i)(ii) in respect of 2021 LTIP	7,914	7,114	5,625
Employee benefits expense	$ 12,626	$ 9,955	$ 8,549
Number of shares granted (in shares)	196,904	153,894	102,122
Shares awards vested (in shares)	232,562	194,432
Shares not yet vested (in shares)	278,666	325,250
CFO
Classes of employee benefits expense:
Base salary	$ 708	$ 670	$ 654
Bonus	969	509	626
Pension	106	100	98
Other benefits	46	38	260
MSU	198
Termination benefits			0
Total before share based compensation	2,027	1,317	1,639
Share based compensation(i)(ii) in respect of 2021 LTIP	1,652	1,834	1,576
Employee benefits expense	3,679	3,151	3,215
Executive team
Classes of employee benefits expense:
Base salary	2,783	2,612	3,498
Bonus	2,718	1,837	2,098
Pension	652	663	798
Other benefits	791	303	1,521
MSU	545
Termination benefits			863
Total before share based compensation	7,489	5,414	8,779
Share based compensation(i)(ii) in respect of 2021 LTIP	5,383	3,796	5,965
Employee benefits expense	$ 12,872	$ 9,210	$ 14,743
Number of shares granted (in shares)	211,578	135,269	135,480
Shares awards vested (in shares)	221,407	169,725
Shares not yet vested (in shares)	295,568	297,317